RELATED PARTY BALANCES AND TRANSACTIONS (Schedule of Principal Related Party Transactions and Amounts Due from and Due To Related Parties) (Details) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2014 CNY		Dec. 31, 2013 CNY		Dec. 31, 2012 CNY		Dec. 31, 2014 USD ($)
Related Party Transaction [Line Items]
Purchases from related parties	57,367	[1]	138,835	[1]	92,906	[1]
Sales to related parties	2,644	[2]	2,490	[2]	5,454	[2]
Lease of property from a related party	1,082	[3]	1,082	[3]	1,082	[3]
Cash considerations received for sale of subsidiaries	13,901
Amounts due from related parties	3,366	[4]	379	[4]			543
Amounts due to related parties	25,636	[5]	29,247	[5]			$ 4,132

[1]	The Group purchased merchandise from Neptunus Group and its affiliates in the normal course of business.The payment terms offered by the related parties to the Group for purchase of merchandise ranged from 15 to 90 days. For the periods presented, none of the Group's suppliers accounted for 10% or more of the Group's purchases of merchandise.
[2]	In the normal course of business, the Group sold merchandise to the following related parties as follows:
[3]	The Group rented a property from Neptunus Group under an operating lease arrangement that was entered in November 2008. The monthly rental is approximately RMB90 and the lease agreement was renewed in November 1, 2013 and will expire in October 2015.
[4]	The amounts due from related parties represent the following:
[5]	The balances represent amounts due to Neptunus Group and its affiliates in connection with the purchase of merchandise as described in Note 22(a) above.